Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Net (Textual)
Depreciation expense	$ 1,542,352	$ 1,345,217	$ 1,145,348
Property and equipment acquired on credit	672,715	$ 23,900	$ 68,839
Property and equipment acquired through related party	$ 238,353